Fair Value Accounting (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets Measured on a Recurring Basis
Investment securities, Fair Value	$ 79,369	$ 80,123	$ 79,921
U.S. government agency obligations
Assets Measured on a Recurring Basis
Investment securities, Fair Value	14,576	16,407	15,020
Obligations of states and political subdivisions
Assets Measured on a Recurring Basis
Investment securities, Fair Value	32,119	34,012	27,407
Mortgage-backed securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	32,181	29,247	37,440
Federal Agricultural Mortgage Corporation
Assets Measured on a Recurring Basis
Investment securities, Fair Value	114	81	54
Trust preferred securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	379	376
Quoted Prices in Active Markets for Identical Instruments (Level 1)
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Quoted Prices in Active Markets for Identical Instruments (Level 1) | U.S. government agency obligations
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Obligations of states and political subdivisions
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Mortgage-backed securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Federal Agricultural Mortgage Corporation
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Quoted Prices in Active Markets for Identical Instruments (Level 1) | Trust preferred securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0
Significant Other Observable Inputs (Level 2)
Assets Measured on a Recurring Basis
Investment securities, Fair Value	78,990	79,747	79,921
Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets Measured on a Recurring Basis
Investment securities, Fair Value	14,576	16,407	15,020
Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets Measured on a Recurring Basis
Investment securities, Fair Value	32,119	34,012	27,407
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	32,181	29,247	37,440
Significant Other Observable Inputs (Level 2) | Federal Agricultural Mortgage Corporation
Assets Measured on a Recurring Basis
Investment securities, Fair Value	114	81	54
Significant Other Observable Inputs (Level 2) | Trust preferred securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0
Significant Unobservable Inputs (Level 3)
Assets Measured on a Recurring Basis
Investment securities, Fair Value	379	376	0
Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	0
Significant Unobservable Inputs (Level 3) | Federal Agricultural Mortgage Corporation
Assets Measured on a Recurring Basis
Investment securities, Fair Value	0	0	$ 0
Significant Unobservable Inputs (Level 3) | Trust preferred securities
Assets Measured on a Recurring Basis
Investment securities, Fair Value	$ 379	$ 376